FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Financial instruments [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

(a)	Financial Assets and Financial Liabilities by Categories

As at December 31, 2018	Financial assets at amortized cost	FVOCI - equity instruments	Mandatorily at FVTPL - others	FV - Hedging Instruments	Other financial liabilities at amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$98.5	$—	$—	$98.5
Trade and other receivables	10.3	—	—	—	—	10.3
Receivables from provisional copper sales	—	—	14.0	—	—	14.0
Investments in equity securities (i)	—	9.1	—	—	—	9.1
Warrants	—	—	0.5	—	—	0.5
Derivative assets - Hedging instruments	—	—	—	1.6	—	1.6
Derivative assets - Non-hedge	—	—	2.0	—	—	2.0
Other financial assets	13.1	—	—	—	—	13.1
Total financial assets	$23.4	$9.1	$115.0	$1.6	$—	$149.1

Financial liabilities
Total debt	$—	$—	$—	$—	$1,758.7	$1,758.7
Trade and other payables	—	—	—	—	294.8	294.8
Derivative liabilities - Hedging instruments	—	—	—	5.9	—	5.9
Derivative liabilities - Non-hedge	—	—	0.6	—	—	0.6
Other financial liabilities	—	—	—	—	129.9	129.9
Total financial liabilities	$—	$—	$0.6	$5.9	$2,183.4	$2,189.9

(i)
Investments in publicly quoted equity securities that are neither subsidiaries nor associates are categorized as FVOCI pursuant to the irrevocable election available in IFRS 9 for these instruments. The Company’s portfolio of equity securities is primarily focused on the mining sector. These are strategic investments and the Company considers this classification to be more relevant.

As at December 31, 2017	Loans and receivables	Available-for-sale	Fair value through profit or loss	Derivative instruments in designated hedge accounting relationships	Other financial liabilities at amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$148.9	$—	$—	$148.9
Trade and other receivables	8.1	—	—	—	—	8.1
Receivables from provisional copper sales	—	—	30.5	—	—	30.5
Investments in equity securities	—	4.6	—	—	—	4.6
Warrants	—	—	2.6	—	—	2.6
Derivative assets - Hedging instruments	—	—	—	6.8	—	6.8
Derivative assets - Non-hedge	—	—	2.5	—	—	2.5
Other financial assets	22.8	—	—	—	—	22.8
Total financial assets	$30.9	$4.6	$184.5	$6.8	$—	$226.8

Financial liabilities
Total debt	$—	$—	$—	$—	$1,857.7	$1,857.7
Trade and other payables	—	—	—	—	345.4	345.4
Derivative liabilities - Hedging instruments	—	—	—	5.7	—	5.7
Derivative liabilities - Non-hedge	—	—	8.5	—	—	8.5
Other financial liabilities	—	—	—	—	164.6	164.6
Total financial liabilities	$—	$—	$8.5	$5.7	$2,367.7	$2,381.9

(b)	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In assessing the fair value of a particular contract, the market participant would consider the credit risk of the counterparty to the contract. Consequently, when it is appropriate to do so, the Company adjusts its valuation models to incorporate a measure of credit risk.

i)	Fair Value Measurements of Financial Assets and Financial Liabilities Measured at Fair Value

The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments that are measured at fair value:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.
Level 2:    Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3:    Unobservable inputs for the asset or liability.

The levels in the fair value hierarchy into which the Company’s financial assets and liabilities that are measured and recognized on the Consolidated Balance Sheets at fair value on a recurring basis were categorized as follows:

	December 31, 2018			December 31, 2017
	Level 1 input	Level 2 input	Aggregate fair value	Level 1 input	Level 2 input	Aggregate fair value
Assets
Cash and cash equivalents	$98.5	$—	$98.5	$148.9	$—	$148.9
Receivables from provisional copper sales	—	14.0	14.0	—	30.5	30.5
Investments in equity securities	9.1	—	9.1	4.6	—	4.6
Warrants	—	0.5	0.5	—	2.6	2.6
Derivative related assets	—	3.6	3.6	—	9.3	9.3
	$107.6	$18.1	$125.7	$153.5	$42.4	$195.9
Liabilities
Derivative related liabilities	$—	$6.5	$6.5	$—	$14.2	$14.2
	$—	$6.5	$6.5	$—	$14.2	$14.2

At December 31, 2018, there were no financial assets and liabilities measured and recognized at fair value on a non-recurring basis.

There were no transfers between Level 1 and Level 2 during the year ended December 31, 2018. At December 31, 2018, there were no financial assets or liabilities measured and recognized on the Consolidated Balance Sheets at fair value that would be categorized as Level 3 in the fair value hierarchy.

ii)	Valuation Methodologies Used in the Measurement of Fair Value for Level 2 Financial Assets and Financial Liabilities

Receivables from Provisional Copper Sales
The Company's copper concentrate sales are subject to provisional pricing with the final selling price adjusted at the end of the quotational period. At the end of each reporting period, the Company's accounts receivable relating to these contracts are marked-to-market based on quoted forward prices for which an active commodity market exists.

Warrants
The fair value of warrants is calculated using the Black-Scholes option pricing model, which uses a combination of quoted prices and market-derived inputs, including volatility estimates.

Derivative Related Assets and Liabilities
The fair value of derivative instruments is determined using either present value techniques or option pricing models that utilize a variety of inputs that are a combination of quoted prices and market-corroborated inputs. The Company continues to monitor the potential impact of the recent instability of the financial markets, and will adjust its derivative contracts for credit risk based upon the credit default swap spread for each of the counterparties as warranted.

iii)	Carrying Value Versus Fair Value

Set out below is a comparison by class of the carrying amounts and fair value of the Company's financial instruments, other than those whose carrying amounts are a reasonable approximation of fair value:

		December 31, 2018		December 31, 2017
	Financial instrument classification	Carrying amount	Fair value (i)	Carrying amount	Fair value (i)
Debt
Senior notes	Amortized cost	$1,465.3	$1,455.0	$1,754.8	$1,751.5

(i)
The Company's senior notes are accounted for at amortized cost, using the effective interest method. The fair value required to be disclosed is determined by discounting the future cash flows by a discount factor based on an interest rate of 5%, which reflects the Company's own credit risk.

Management assessed that the fair values of trade and other receivables, trade and other payables, and other financial assets and liabilities approximate their carrying amounts, largely due to the short-term maturities of these instruments. Derivative assets and liabilities are already carried at fair value.

c)	Derivative Instruments ("Derivatives")

Summary of Derivatives at December 31, 2018

				Notional Amount
	Average call strike price (per USD)	Average put strike price (per USD)	Remaining term	Cash flow hedge	Non-hedge	Fair value (USD)
Currency contracts
Brazilian real option contracts ($R millions) (i)	R$3.15	R$3.47	January - June 2019	$180.0	$—	$(5.9)
Brazilian real option contracts ($R millions) (i)	R$3.75	R$4.74	January - December 2019	348.0	—	1.1
Brazilian real option contracts ($R millions) (i)	R$3.75	R$4.87	July - December 2019	135.0	—	0.5

Commodity contracts	Average sales price (USD)
Copper forward contracts (millions of pounds) (ii)	$2.79		January - May 2019	—	25.7	2.0

Other	Per share value (CAD)
DSU contracts (millions of DSUs) (ii)	$3.5002		January 2019 - March 2020	—	3.0	(0.6)

(i)
The Company has designated zero cost collar option contracts as cash flow hedges for its highly probable forecasted Brazilian Real expenditure requirements. The Company has elected to only designate the change in the intrinsic value of options in the hedging relationships. The change in fair value of the time value component of options is recorded in OCI as a cost of hedging. These cash flow hedges are expected to cover approximately 63% of the Brazilian Real denominated forecasted operating costs from January 2019 to December 2019.

(ii)
The Company currently uses forward contracts to economically hedge against the risk of declining copper prices for a portion of its forecast copper concentrate sales. As at December 31, 2018, the Company had 25.7 million pounds of copper forward contracts in place to May 2019 at an average sales price of$2.79 per pound. In addition, as part of the copper advanced sales program for which $125.0 million was received in January 2018, the Company has effectively hedged approximately 16.3 million pounds of copper at $3.26 per pound, to be delivered in the first half of 2019 (refer Note 26: Other Provisions and Liabilities). This production represents approximately 28% of planned production over this period.

(iii)
During the first quarter of 2017, the Company entered into a derivative contract to mitigate the volatility of its share price on DSU compensation, effectively locking in the exposure of the Company for three million DSUs (approximately 80% of outstanding DSUs) at a value of C$3.5002 per share.

Fair values of Derivatives

	Asset derivatives		Liability derivatives
At as December 31,	2018	2017	2018	2017
Derivatives designated as hedging instruments
Currency contracts	$1.6	$6.8	$5.9	$5.7
Total derivatives designated as hedging instruments	$1.6	$6.8	$5.9	$5.7
Derivatives not designated as hedging instruments
Commodity contracts	2.0	1.5	—	8.5
DSU contracts	—	1.0	0.6	—
Total derivatives not designated as hedges	$2.0	$2.5	$0.6	$8.5
Total derivative instruments (Note 19 and Note 25)	$3.6	$9.3	$6.5	$14.2

Cash Flow Hedge Gains (Losses) in Accumulated Other Comprehensive Income (“AOCI”)

	Gain (loss) recognized in cash flow hedge reserve		Gain (loss) reclassified or adjusted from cash flow hedge reserve
For the year ended December 31,	2018	2017	2018	2017
Exchange rate risk
Brazilian real option contracts	(15.9)	5.9	3.4	(0.3)
	$(15.9)	$5.9	$3.4	$(0.3)
Time value of option contracts excluded from hedge relationship	5.4	(6.0)	—	—
	$(10.5)	$(0.1)	$3.4	$(0.3)

Gains (Losses) on Non-hedge Derivatives

The net gain (loss) on derivatives not designated as hedging instruments was comprised of the following:

For the years ended December 31,	2018	2017
Realized gains (losses)
Commodity contracts	6.7	(27.4)
	$6.7	$(27.4)
Unrealized gains (losses)
Foreign currency contracts	$(0.5)	$—
Commodity contracts	9.8	(9.4)
DSU contracts	(1.6)	1.0
	$7.7	$(8.4)